Expense Example, No Redemption - FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO - FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO - Fidelity Advisor Global Capital Appreciation Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Global Capital Appreciation Fund - Class A
Expense Example, No Redemption:
1 Year	$ 690
3 Years	934
5 Years	1,197
10 Years	1,946
Fidelity Advisor Global Capital Appreciation Fund - Class C
Expense Example, No Redemption:
1 Year	199
3 Years	615
5 Years	1,057
10 Years	2,089
Fidelity Advisor Global Capital Appreciation Fund - Class M
Expense Example, No Redemption:
1 Year	492
3 Years	793
5 Years	1,114
10 Years	2,025
Fidelity Advisor Global Capital Appreciation Fund - Class I
Expense Example, No Redemption:
1 Year	91
3 Years	284
5 Years	493
10 Years	$ 1,096